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Supra Institutional Class Prospectus | FPA Crescent Fund
FUND SUMMARY
Investment Objective
The Fund seeks to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital.
Fees and Expenses of the Supra Institutional Class

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Supra Institutional Class. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of this class.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Supra Institutional Class Prospectus FPA Crescent Fund Supra Institutional Class USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	none
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	2.00%
Exchange Fee	none

Annual Operating Expenses of the Supra Institutional Class of Shares (expenses that you pay each year as a percentage of the value of your investment in this class)
Annual Fund Operating Expenses	Supra Institutional Class Prospectus FPA Crescent Fund Supra Institutional Class
Management Fees	0.94%	[1]
Distribution (12b-1) Fees	none
Other Expenses (Before Short Sale Dividend and Interest Expenses)	0.07%
Total Expenses (Before Short Sale Dividend and Interest Expenses)	1.01%
Expense Reimbursement	0.02%	[2]
Total Operating Expenses Before Short Sale Dividend and Interest Expenses	0.99%
Short sale dividend and interest expenses	0.08%
Total Annual Operating Expenses	1.07%
[1]	The management fees include both an advisory fee of 0.93% and class-specific administrative service fee of 0.01%. For additional information about the administrative service fee, please see the section titled "Management of the Fund."
[2]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Fund, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expenses, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through April 30, 2022. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the average net assets of the Fund through April 30, 2022. These agreements may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

Example.

This Example is intended to help you compare the cost of investing in the Supra Institutional Class of the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Supra Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year figure is based on total annual Fund operating expenses after expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Supra Institutional Class Prospectus | FPA Crescent Fund | Supra Institutional Class | USD ($)	109	346	601	1,333

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Principal Investment Strategies

To pursue the Fund's investment objective, the Fund's portfolio managers ("portfolio managers") invest in both equity and debt securities of companies. The Fund's portfolio managers believe that this combination of securities broadens the universe of opportunities for the Fund, offers additional diversification and helps to lower volatility. The portfolio managers invest primarily in equity securities and the balance of the Fund's portfolio in debt securities, cash and cash equivalents. The Fund has no limit on the amount of assets it may invest in non-U.S. securities. The decision to invest in a non-U.S. security will be based on the portfolio managers' fundamental security analysis. In addition, the Fund may sell securities short, and the portfolio managers may employ a short selling strategy for a portion of the Fund.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. The Fund may invest in a variety of equity securities, including common stocks, preferred stocks, convertible securities, rights and warrants.

The portfolio managers look for large and small companies that it believes to have excellent future prospects that are undervalued by the securities markets. The portfolio managers believe that these opportunities often arise when companies are out-of-favor or undiscovered by most of Wall Street. The portfolio managers also search for companies that offer earnings growth, opportunity for price/earnings multiple expansion and the best combination of such quality criteria as strong market share, good management, high barriers to entry and high return on capital.

Using fundamental security analysis, the portfolio managers may look for investments that trade at a substantial discount to the portfolio managers' determination of the company's value (absolute value) rather than those that might appear inexpensive based on a discount to their peer groups or the market average (relative value). The portfolio managers attempt to determine a company's absolute value using fundamental security analysis, which they believe generally provides them with a thorough view of a company's financial and business characteristics. As a part of their process, the portfolio managers may:

•  Review stock prices or industry group under-performance, insider purchases, management changes and corporate spin-offs.

•  Communicate directly with company management, suppliers, and customers.

•  Use their judgment to define the company's future potential, financial strength and competitive position.

The portfolio managers generally seek to sell an equity investment when they believe that the company's value has been fully reflected in a higher valuation by the market or when a negative fundamental development occurs in the company or its industry that the portfolio managers believe could significantly impact future earnings growth.

A debt security is an interest-bearing security that companies or governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (the date when the debt security is due and payable). The Fund may invest in debt securities issued by companies, the U.S. government and its agencies; mortgage-backed and asset-backed securities (i.e. securities that are backed by pools of loans or mortgages assembled for sale to investors); municipal notes and bonds; and commercial paper and certificates of deposit.

The portfolio managers invest in debt securities seeking to provide the Fund with a reliable and recurring stream of income, while seeking to preserve its capital. The Fund may also invest in debt securities rated below investment grade ("high yield bonds" or "junk bonds"). The Fund has the ability to invest up to 65% of its total assets in debt securities, although it will generally invest a greater percentage of its portfolio in equity securities than debt securities.

The portfolio managers select debt securities by using an approach that is similar to the approach they use to select equity securities and by trying to forecast current interest rate trends. The portfolio managers generally employ a defensive interest rate strategy, which means they seek to keep the average maturity of the debt-securities portion of the Fund to 10 years or less, by investing at different points along the yield curve. The portfolio managers also continually consider yield spreads and other underlying factors such as credit quality, investor perception and liquidity to determine which sectors offer the best investment value at any given time.

The portfolio managers may engage in a strategy known as selling short. Selling a security short is when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. The Fund typically sells securities short to take advantage of an anticipated decline in prices or to protect a profit in a security it already owns.

Principal Risks

Risks Associated with Investing in Equities. Equity securities, generally common stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Interest Rate Risk. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of an investment in the Fund. Interest rate risk is the risk that debt securities will decline in value because of increases in interest rates. If interest rates were to rise from a low level, fixed income securities markets may experience lower prices, increased volatility and lower liquidity. The negative impact on fixed income securities from rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by the Fund, even if such rate increases are anticipated by the portfolio managers.

Credit Risk. Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. High yield bonds, commonly referred to as "junk" bonds, are highly speculative securities that are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately. There is no limit on the ratings of high yield securities that may be purchased or held by the Fund, and the Fund may invest in securities that are in default.

Call Risk. Issuers of callable bonds are permitted to redeem these bonds before their final maturity. If an issuer calls a security in which the Fund is invested, the Fund could lose potential price appreciation and be forced to reinvest the proceeds in securities that bear a lower interest rate or more credit risk.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, national or international political events, public health emergencies, such as the spread of infectious illness or disease, natural disasters, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. Shareholder redemptions may also cause the Fund to engage in "odd-lot" fixed income transactions, which due to their small size, may result in the Fund receiving substantially lower value on such transactions than if the Fund had engaged in a large block trade of such securities. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund's calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller- or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments (including depositary receipts) can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of non-U.S. currency can make it more difficult for the Fund to sell its securities and could reduce the value of the Fund's shares. Differences in regulatory, tax and accounting standards and differences in reporting standards may cause difficulties in obtaining information about non-U.S. companies and may negatively affect investment decisions. Investments in non-U.S. securities may be affected by restrictions on receiving investment proceeds from outside the U.S., confiscatory tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, global economies are increasingly interconnected, which increases the possibility that conditions in one country, region or financial market might adversely impact a different country, region or financial market.

Risks Associated with Investing in Emerging Markets. In investing the Fund's assets, the portfolio managers focus on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections, and such investments may be subject to heightened risk. The Fund's investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Emerging markets may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Companies in emerging markets may also be subject to less stringent standards on disclosure, accounting and financial reporting, and record keeping, which may affect the Fund's ability to evaluate potential and current investments. In addition, their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks, and investor protection regimes may be more limited. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Short Selling. The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. These losses are theoretically unlimited. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio managers for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of securities that differs materially from its illustrative indices.

Securities selected by the portfolio managers using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio managers consider to be the true business value or because the portfolio managers have misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.

Over-the-Counter Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

U.S. Government Securities Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks in comparison to U.S. Treasury securities or other securities supported by the full faith and credit of the U.S. government.

Mortgage-Related and Asset-Backed Risk. Mortgage-related and other asset-backed securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Mortgage-related securities, including commercial-mortgage backed securities (CMBS) and residential mortgage-backed securities (RMBS) are subject to prepayment risk and can be highly sensitive to changes in interest rates. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers' opinions about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Adviser's personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Because of these and other risks, you could lose money by investing in the Fund.

Performance Information

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of two broad-based securities market indexes. The past performance information shown below is for Institutional Class shares of the Fund, which are not available through this prospectus. Although Institutional Class shares would have similar annual returns to Supra Institutional Class shares because the classes are invested in the same portfolio of securities, the returns for Supra Institutional Class shares will vary from Institutional Class shares because of the lower expenses paid by Supra Institutional Class shares. Performance information for Supra Institutional Class shares will be included after Supra Institutional Class shares have been in operation for one complete calendar year. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Standard & Poor's 500 Stock Index (S&P 500) is a capitalization-weighted index which covers industrial, utility, transportation and financial service companies, and represents approximately 75% of the New York Stock Exchange (NYSE) capitalization and 30% of NYSE issuers and is considered a measure of large capitalization stock performance. The MSCI All Country World Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index. The Consumer Price Index (CPI) is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. The S&P 500, MSCI All Country World and 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Bond indexes are included as broad-based comparisons to the capitalization characteristics of the Fund's portfolio. The CPI is included as comparison of the Fund's results to inflation.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/funds or call (800) 982-4372.

The Fund's highest/lowest quarterly results during this time period were: Highest 18.15% (Quarter ended 12/31/2020) Lowest -20.51% (Quarter ended 3/31/2020)
Average Annual Total Returns—Institutional Class (for the periods ended December 31, 2020)
Average Annual Returns - Supra Institutional Class Prospectus - FPA Crescent Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class		12.11%	8.68%	8.18%
After Taxes on Distributions | Institutional Class	[1]	10.72%	7.31%	6.90%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	[1]	7.95%	6.62%	6.34%
S&P 500 (reflects no deductions for fees, expenses or taxes)		18.40%	15.22%	13.88%
MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)		16.25%	12.26%	9.13%
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		14.73%	11.11%	10.02%
Consumer Price Index (reflects no deductions for fees, expenses or taxes)		1.29%	1.94%	1.73%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.